Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Securities
The Company's investment in marketable securities as of December 31, 2018 and 2019 are classified as ''held-to-maturity'' and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2019
Held to maturity:
Corporate debt securities and government debt securities
Current	14,170	24	(97)	14,097
Non-Current	46,955	408	(112)	47,251

	61,125	432	(209)	61,348

At December 31, 2018
Held to maturity:
Corporate debt securities and government debt securities
Current	1,610	-	(22)	1,588
Non-Current	46,052	-	(778)	45,274

	47,662	-	(800)	46,862

*	Fair value is being determined using quoted market prices in active markets (Level 2).
**
Including accrued interest in the amount of US$ 450 thousand and US$ 538 thousand as of December 31, 2018 and 2019 respectively.
The accrued interest is presented as part of other account receivable on the balance sheet.

Schedule of Reconciliation of Marketable Securities
Activity in marketable securities in 2019	US$ thousands

Balance at January 1, 2019	47,662

Purchases of marketable securities	15,604
Discount on marketable securities, net	(144)
Proceeds from maturity of marketable securities	(1,997)
Balance at December 31, 2019	61,125

Summary of Investment Securities in an Unrealized Loss Position
The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity:

Corporate debt securities and government debt securities	(38)	4,968	(171)	20,100	(209)	25,068